Overview (Tables)	12 Months Ended
Dec. 31, 2025
Overview [Abstract]
Schedule of Subsidiary

The details of its subsidiaries are as follows:

Name of subsidiary (Country of incorporation		Percentage of effective ownership held by the Company as at December 31,
and principal place of business)	Principal activities	2023	2024	2025
JAN Financial Press Limited (“JAN Financial”) (Hong Kong)	Provision of financial printing services	100%	100%	100%
Miracle Media Production Limited (“MMPL”) (Hong Kong)	Provision of printing, translation, production and maintenance services	—	—	100%